Annual Total Returns- Vanguard Target Retirement 2015 Fund (Investor) [BarChart] - Investor - Vanguard Target Retirement 2015 Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.71%	11.37%	13.00%	6.56%	(0.46%)	6.16%	11.50%	(2.97%)	14.81%	10.32%